LONG-TERM DEBT - Fair Value of Debt Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Revolving credit facility, Carrying value	$ 196,000	$ 208,000
Fair value, Level 2 inputs
Debt Instrument [Line Items]
Revolving credit facility, Estimated fair value (Level 2)	196,000	208,000
5.5% Senior Notes
Debt Instrument [Line Items]
Senior notes, Carrying value	300,000	300,000
5.5% Senior Notes | Fair value, Level 2 inputs
Debt Instrument [Line Items]
Senior notes, Estimated fair value (Level 2)	283,250	281,750
7.5% Senior Notes
Debt Instrument [Line Items]
Senior notes, Carrying value	300,000	300,000
7.5% Senior Notes | Fair value, Level 2 inputs
Debt Instrument [Line Items]
Senior notes, Estimated fair value (Level 2)	$ 310,625	$ 306,750